CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 944	$ 3,154
Short-term bank deposits	9,492	1,101
Cash and cash equivalents	$ 10,436	$ 4,255	$ 10,587	$ 12,990